EARNINGS (LOSS) PER SHARE - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Diluted earnings per share
Resulted of the period attributable to controlling shareholders	R$ 5,073,127	R$ 175,625	R$ 10,310,498	R$ 10,480,342
Weighted average number of shares during the period (except treasury shares) - in thousands			1,309,230	1,347,176
Average number of potential shares (stock options) - in thousands			487	215
Weighted average number of shares (diluted) - in thousands			1,309,717	1,347,391
Diluted earnings (loss) per common share - R$	R$ 3.90397	R$ 0.13054	R$ 7.87231	R$ 7.77825